Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income	$ 231,942	$ 216,316	$ 225,492
Adjustments to reconcile net income to operating cash flows
Depreciation, accretion and amortization	36,822	42,158	36,212
Provision for credit losses (recoveries)	217	1,662	4,452
Share-based payments and settlements	22,246	21,002	20,812
Net change in equity securities at fair value	0	0	236
Net realized (gains) losses on available-for-sale investments	0	0	14
Net (gains) losses on other real estate owned	0	(50)	40
(Increase) decrease in carrying value of equity method investments	(221)	334	165
Dividends received from equity method investments	60	135	5,256
Net other non-cash movements	0	0	1,089
Changes in operating assets and liabilities
(Increase) decrease in accrued interest receivable and other assets	15,283	(10,011)	4,623
Increase (decrease) in employee benefit plans, accrued interest payable and other liabilities	(26,788)	(6,114)	1,899
Cash provided by (used in) operating activities	279,561	265,432	300,290
Cash flows from investing activities
(Increase) decrease in securities purchased under agreements to resell having original maturities of 3 months of less	433,004	(545,053)	(127,403)
(Increase) decrease in securities purchased under agreements to resell having original maturities of 3 months of less	(1,339,332)	(789,627)	0
Securities purchased under agreements to resell having original maturities of more than 3 months: proceeds from maturities	1,071,631	293,749	0
Short-term investments other than restricted cash: proceeds from maturities and sales	1,390,104	2,232,366	1,960,286
Short-term investments other than restricted cash: purchases	(1,554,031)	(1,764,289)	(2,057,132)
Available-for-sale investments: proceeds from sale	0	0	5,586
Available-for-sale investments: proceeds from maturities and pay downs	317,335	507,014	292,049
Available-for-sale investments: purchases	(669,610)	(951,990)	(71,859)
Held-to-maturity investments: proceeds from maturities and pay downs	251,052	258,489	276,606
Held-to-maturity investments: purchases	0	(37,712)	0
Net (increase) decrease in loans	226,958	236,975	457,295
Additions to premises, equipment and computer software	(24,752)	(21,049)	(26,932)
Proceeds from sale of other real estate owned	0	588	646
Purchase of intangible assets	0	(481)	(27,341)
Cash provided by (used in) investing activities	102,359	(581,020)	681,801
Cash flows from financing activities
Net increase (decrease) in deposits	(331,196)	873,120	(1,198,146)
Net increase (decrease) in securities sold under agreements to repurchase	(90,032)	97,326	0
Repayment of long-term debt	(100,000)	0	(75,000)
Common shares repurchased	(146,686)	(155,305)	(88,590)
Cash dividends paid on common shares	(77,723)	(79,581)	(86,186)
Cash provided by (used in) financing activities	(745,637)	735,560	(1,447,922)
Net effect of exchange rates on cash, cash equivalents and restricted cash	51,858	(3,690)	21,545
Net increase (decrease) in cash, cash equivalents and restricted cash	(311,859)	416,282	(444,286)
Cash, cash equivalents and restricted cash: beginning of year	2,088,542	1,672,260	2,116,546
Cash, cash equivalents and restricted cash: end of year	1,776,683	2,088,542	1,672,260
Components of cash, cash equivalents and restricted cash at end of year
Cash and cash equivalents	1,708,936	1,998,112	1,646,648
Restricted cash included in short-term investments on the consolidated balance sheets	67,747	90,430	25,612
Total cash, cash equivalents and restricted cash at end of year	1,776,683	2,088,542	1,672,260
Supplemental disclosure of cash flow information
Cash interest paid	203,160	235,514	162,394
Cash state income taxes paid, including:	4,007	2,227	1,928
Supplemental disclosure of non-cash items
Transfer to (out of) other real estate owned	0	87	336
Initial recognition of right-of-use assets and operating lease liabilities	5,101	2,068	3,268
Canada
Supplemental disclosure of cash flow information
Cash state income taxes paid, including:	541	422	334
Guernsey
Supplemental disclosure of cash flow information
Cash state income taxes paid, including:	2,605	1,805	1,594
Jersey
Supplemental disclosure of cash flow information
Cash state income taxes paid, including:	$ 896	$ 0	$ 0